Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment (Textual)
Depreciation and amortization expenses	$ 161	$ 173	$ 233